Annual Total Returns - Fidelity® Municipal Income 2025 Fund [BarChart] - 06.30 Fidelity Defined Maturity Funds AI Combo PRO-13 - Fidelity® Municipal Income 2025 Fund	Aug. 28, 2021
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Municipal Income 2025 Fund-Class A
Bar Chart Table:
Annual Return 2018	0.93%
Annual Return 2019	7.18%
Annual Return 2020	3.37%